Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
REVENUE	$ 2,307,000	$ 1,030,000	$ 5,771,000	$ 3,037,000	$ 4,301,004	$ 2,648,108
COST OF REVENUE	1,334,000	945,000	3,942,000	2,813,000	4,119,446	2,747,343
GROSS PROFIT	973,000	85,000	1,829,000	224,000	181,558	(99,235)
OPERATING EXPENSES
Sales and Marketing	1,015,000	734,000	3,103,000	2,490,000	3,440,498	2,854,959
Research and Development	479,000	488,000	1,407,000	2,134,000	2,643,048	2,663,633
General and Administrative	1,191,000	1,035,000	3,246,000	3,035,000	3,908,976	3,998,086
TOTAL OPERATING EXPENSES	2,685,000	2,257,000	7,756,000	7,659,000	9,992,522	9,516,678
OPERATING LOSS	(1,712,000)	(2,172,000)	(5,927,000)	(7,435,000)	(9,810,964)	(9,615,913)
INTEREST EXPENSE AND OTHER NON-CASH FINANCING CHARGES	2,482,000	168,000	4,650,000	1,653,000	2,446,260	5,703,963
SHARE PRICE CONVERSION ADJUSTMENT				3,705,000	3,704,683
MARK-TO-MARKET WARRANT AND DEBT (INCOME) EXPENSE	(108,000)	4,624,000	1,938,000	6,209,000	2,319,058	570
INDUCEMENT TO CONVERT DEBT AND WARRANTS						424,335
OTHER (INCOME) EXPENSE	(33,000)		(325,000)	14,000	(28,333)	(34,999)
NET LOSS	(4,053,000)	(6,964,000)	(12,190,000)	(19,016,000)	(18,252,632)	(15,709,782)
LESS: CUMULATIVE UNPAID PREFERRED STOCK DIVIDENDS	(122,000)	(110,000)	(355,000)	(144,000)	(260,233)	(48,409)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (4,175,000)	$ (7,074,000)	$ (12,545,000)	$ (19,160,000)	$ (18,512,865)	$ (15,758,191)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic and fully diluted	2,855,973	2,040,156	2,704,358	1,644,889	1,771,736	755,833
Net loss per common share - basic and diluted	$ (1.46)	$ (3.47)	$ (4.64)	$ (11.65)	$ (10.45)	$ (20.85)